Stock Compensation Plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share-based compensation granted to employees	$ 13,249	$ 15,911	$ 18,122
Share-based compensation expense	$ 11,062	$ 10,259	7,949
Available for issuance of common stock	1,564,791	5,586,421
Fair value of employee stock vested in period	$ 7,052	$ 7,031	$ 2,081
Expected future compensation expense on restricted stock net of expected forfeitures	$ 10,320
Expected to be recognized over the remaining weighted-average vesting period	1 year 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years